Deutsche Investment Management Americas Inc.
                                   One Beacon Street
                                   Boston, MA 02108

                                   February 17, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549



RE: DWS U.S. Bond Index Fund - Class A and Class S shares (the "Fund"), a series of DWS Institutional Funds (the "Trust"); (Reg. Nos. 33-34079 and 811-06071)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 76 to the Trust's Registration Statement on form N-1A (the "Amendment"), do not differ from that contained in the Amendment, which is the most recent Registration Statement and was filed electronically on February 13, 2009.


Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

                                   Very truly yours,


                                   /s/Scott D. Hogan
                                   Scott D. Hogan
                                   Vice President
                                   Deutsche Investment Management Americas Inc.

cc:      Adam Schlichtmann, Esq., Ropes & Gray